COMMITMENTS AND CONTINGENCIES (Details)						1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 24, 2020 USD ($) item	Sep. 18, 2020 USD ($)	Sep. 18, 2020 CNY (¥)	May 25, 2018 USD ($) item	May 25, 2018 CNY (¥) item	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) item	Sep. 23, 2022 item	Mar. 31, 2022 CNY (¥) item	Feb. 22, 2021 item	Dec. 24, 2020 CNY (¥) item	Oct. 14, 2020 USD ($)	Oct. 14, 2020 CNY (¥)
Total number of automobiles | item								300		200		300	100	200	200
Loss Contingency Accrual								$ 46,641		$ 800,000
Loss Contingency, Fair Value of Collateral										700,000
Jinkailong [Member]
Total number of automobiles | item	75															75
Loss Contingency Accrual								4,800,000		6,300,000
Loss Contingency, Fair Value of Collateral								$ 2,800,000		$ 4,200,000
Loss Contingency, Percentage of Contingent Liabilities								59.00%		66.00%
Loss contingency, amount past due including interest to financial institutions								$ 3,500,000		$ 4,800,000
Loss contingency, amount of interest past due to financial institutions								$ 281,000		$ 286,000
Amount payable for default mobiles for releasing the 75 automobiles	$ 635,000															¥ 4,026,594
Period for monthly installments over which default amount to be paid	35 months
Amount of automobile loans to be payable for releasing the frozen bank accounts	$ 94,000															¥ 600,000
Percentage of equity interest ownership								35.00%		35.00%		35.00%		35.00%
Maximum amount of obligation if liquidated								$ 507,000		$ 570,000		¥ 3,500,000		¥ 3,500,000
Liabilities (in percent)								35.00%		35.00%
Master Contact [Member] | Chengdu Industrial Impawn Co [Member]
Loss contingency, amount past due including interest to financial institutions								$ 882,000		$ 1,032,000
Maximum loans to be provided				$ 2,900,000	¥ 20,000,000
Number of guarantors with whom guarantee contacts are signed | item				7	7
Amount of loans used and re-loaned to automobile purchasers				$ 1,003,000	¥ 7,019,652
Interest and penalty sought						$ 14,330	¥ 100,300
Total outstanding including interest and penalty		$ 1,428,000	¥ 992,728
Amount of cash in bank accounts																	$ 25,050	¥ 175,335
Settlement agreement | Chengdu Industrial Impawn Co [Member] | Jinkailong [Member]
Maximum contingent liabilities related to loans										$ 55,000				¥ 350,000
Maximum [Member]
Loss Contingency, Percentage of Contingent Liabilities										90.00%
Continuing Operations [Member]
Loss contingency accrual, provision								$ 7,284	$ 15,005	$ 8,000	$ 40,504
Discontinued Operations [Member]
Loss contingency accrual, provision									$ 11,140	$ 716	$ 158,100